Stock-Based Compensation - Stock based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock based compensation expense
Unrecognized compensation cost					$ 6,000,000
Compensation expense recognition period					3 years
Total stock-based compensation expense	$ 524,000	$ 90,000	$ 1,319,000	$ 138,000	$ 263,000	$ 75,000
Research and development
Stock based compensation expense
Total stock-based compensation expense	182,000	41,000	482,000	62,000	85,000	35,000
General and administrative
Stock based compensation expense
Total stock-based compensation expense	$ 342,000	$ 49,000	$ 837,000	$ 76,000	$ 178,000	$ 40,000